Taxation - Summary of Reconciliation of Effective Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Reconciliation of Effective Tax Rate [Line Items]
Computed rate of tax	[1]	23.00%	24.00%	25.00%
Incentive tax credits		(2.00%)	(2.00%)	(3.00%)
Withholding tax on dividends		2.00%	3.00%	2.00%
Expenses not deductible for tax purposes		1.00%	1.00%	1.00%
Irrecoverable withholding tax		1.00%	1.00%	1.00%
Income tax reserve adjustments - current and prior year		(1.00%)		1.00%
Transfer to/(from) unrecognised deferred tax assets			(2.00%)
Others		(1.00%)	1.00%	(1.00%)
Underlying effective tax rate		23.00%	26.00%	26.00%
Non-underlying items within operating profit	[2]			(1.00%)
Taxes related to the UK tax audit of intangible income and centralised services		1.00%
Impact of Spreads disposal	[2]			(4.00%)
Taxes related to the reorganisation of our European business	[2]		2.00%
Effective tax rate		25.00%	28.00%	21.00%

[1]	The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
[2]	See note 3 for explanation of non-underlying items.